Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($) $ in Thousands					1 Months Ended		12 Months Ended
		Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2018	Jun. 30, 2019	Jul. 31, 2018	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	Sep. 30, 2020	Aug. 31, 2019	Mar. 31, 2018	Mar. 23, 2018	Apr. 30, 2017	Jul. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	May 31, 2015	Apr. 30, 2015
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments							$ (51,466)	$ (1,368)	$ 1,385
Long term investment							437,919	537,749
Payments made to acquire long term investments							82,082	106,965	92,087
Gain On Sale Of Equity Investments							22,004	3,535	407
Impairment loss from long-term investments							$ 129,350	40,207	31,750
Investment ownership interest										7.20%
Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							20.00%
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment							$ 204,050	201,836
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Total committed capital						$ 224,000
Committed to invest						$ 74,530
Investment ownership interest						36.30%
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[1]						$ 74,530	86,512
Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							20.00%
Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							50.00%
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments							$ 24,354	12,532	9,096
Gain On Sale Of Equity Investments							18,068	3,535	407
Impairment loss from long-term investments							129,350	40,207	31,750
Impairment loss on other available for sale investments							46,442	27,675	22,654
Other Long-term Investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments							48,417	0	0
Long term investment	[2]						$ 62,196	37,597
Third Party Companies [Member] | Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							6.86%
Third Party Companies [Member] | Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							50.00%
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Sale Of Equity Method Invstments										$ 33,156
Investment ownership interest																		9.75%		9.75%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest													15.18%
Uhozz [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																			10.00%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Loss Arising From Change In Fair Value Of Investments							$ 10,467	5,501	16,362
Investment ownership interest							8.00%
Sunlands [Member] | Redeemable Preferred Shares [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																	$ 12,205
Sunlands [Member] | Redeemable Preferred Shares [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							9.80%									4.90%
Sunlands [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest														$ 10,000
Sunlands [Member] | Convertible Bond [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment																	$ 12,310
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments							$ 0	0	0
Investment ownership interest															10.00%
Tibet Tianli [Member]
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments							$ 10,137	0	$ 0
Tibet Tianli [Member] | Educational Programs And Services [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale		11.00%	5.00%	5.00%			18.31%
VM EDU Fund I L P [Member]
Schedule of Equity Method Investments [Line Items]
Long term investment	[3]						$ 67,324	$ 77,727
Total committed capital					$ 100,000
VM EDU Fund I L P [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Payments made to acquire long term investments							$ 67,324
Happy Seed Cayman Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest											1.57%	6.42%

[1]	In July 2018, Education Industry Fund was established with the total committed capital of US$224,000. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$74,530 in Education Industry Fund as of May 31, 2022. The Group accounts for the investment under the equity method in accordance with ASC 323, Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 36.3% interest in Education Industry Fund.
[2]	The Group holds from 6.86% to 50.0% equity interests in other 14 third-party companies through investments in their common shares or in-substance common shares. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2020, 2021 and 2022, the Group recorded impairment loss of nil, nil and US$ 48,417, respectively.
[3]	In June 2019, VM EDU Fund I, LP, a market-driven investment entity, was established with a total committed capital of US$100,000. The Group participates in VM EDU Fund I, LP as a limited partner and invested US$67,324 in VM EDU Fund I, LP as of May 31, 2022. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 49.69% interest in VM EDU Fund I, LP.